CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	72,400,000	72,400,000	14,572,650
Common stock, shares issued (in shares)	21,377,828	18,946,567	14,572,650
Common stock, shares outstanding (in shares)	21,377,828	18,946,567	14,572,650